Line of Credit	12 Months Ended
Dec. 31, 2025
Line of Credit [Abstract]
LINE OF CREDIT

11. LINE OF CREDIT

On April 26, 2023, the Company entered into a three-year bank credit facility with BIDV, under which the Company can draw-down up to $90,000,000 by April 25, 2026. The interest rate for this credit facility was 9.5% per annum, subject to vary every six months. The interest rate was reduced to 8% since August 2023, and reduced to 6.5% since March 2024 and to 6.3% since September 2024. In September 2025, the interest rate was revised to 7.7%. As of December 31, 2025, the credit facility was collateralized by certain of the Company’s buildings and machinery (Note 8) and guaranteed by SinCo.

For the years ended December 31, 2025, 2024 and 2023, the Company has drawn down loans of $nil, $14,734,246 and $12,034,734 for the long-term bank credit facility from BIDV, respectively. For the years ended December 31, 2025, 2024 and 2023, the Company repaid loans of $15,051,531, $4,821,201 and $nil for the long-term bank credit facility from BIDV, respectively.

As of December 31, 2025, the Company has drawn down loans of $5,471,119 from the long-term bank credit facility from BIDV and has unused line of credit of $84,528,881. As of December 31, 2024, the Company has drawn down loans of $20,999,733 from the long-term bank credit facility from BIDV and has unused line of credit of $69,000,267. Each loan is repayable upon maturity of the bank credit facility.

For the year ended December 31, 2025, the Company recognized interest expenses of $1,026,301 from long-term bank borrowings, none of which was capitalized in property and equipment. For the year ended December 31, 2024, the Company recognized interest expenses of $1,215,221 from long-term bank borrowings, among which $73,479 was capitalized in property and equipment. For the year ended December 31, 2023, the Company recognized interest expenses of $212,064, among which $90,526 was capitalized in property and equipment.

Short-term bank credit facility

On January 31, 2024, the Company entered into a one-year revolving bank credit facility with BIDV, under which the Company can draw-down up to $100,000,000 by January 30, 2025. Each loan is repayable in five months. For the year ended December 31, 2025, the Company fully repaid the loans underlying the revolving bank credit facility with BIDV.

In March 2025, The Company entered the revolving bank credit facility with BIDV, under which the Company can draw-down up to $30,000,000 by February 28, 2026. In February 2026, the Company renewed the revolving bank credit facility with BIDV, under which the Company can draw-down up to $30,000,000 by February 28, 2027. Each loan is repayable in five months. As of December 31, 2025, the Company has fully drawn down loans from the short-term bank credit facility from BIDV.

Letter of credit

In April 2025, the Company issued a letter of credit of $5.0 million, as security deposit for a period of three years, to landlord of a solar module plant in Texas. The letter of credit was collateralized with bank deposits of $5.0 million.